Income Taxes - Reconciliation of Income Taxes Calculated at Statutory Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Earnings (Loss) Before Income Tax	$ 5,040	$ 8,731
Canadian Statutory Rate (percent)	23.70%	23.70%
Expected Income Tax Expense (Recovery)	$ 1,194	$ 2,069
Effect on Taxes Resulting From:
Statutory and Other Rate Differences	(38)	17
Non-Taxable Capital (Gains) Losses	(15)	84
Non-Recognition of Capital (Gains) Losses	(30)	84
Adjustments Arising From Prior Year Tax Filings	(16)	15
Recognition of U.S. Tax Basis	(115)	0
Other	(49)	12
Total Tax Expense (Recovery)	$ 931	$ 2,281
Effective Tax Rate (percent)	18.50%	26.10%